Supplement to Symetra Deferred Prospectus
                 Supplement dated September 8, 2011
           to Prospectus dated May 1, 1998 as supplemented

Effective September 14, 2011, any written inquiries regarding your Symetra Deferred Variable Annuity Contract should be directed to the following addresses:

Our home office is located at:

Symetra Life Insurance Company
777 108th Ave NE, Suite 1200
Bellevue, WA 98004


For all transactions, general correspondence or if you need more information, please contact us at:

Symetra Life Insurance Company
PO Box  305156
Nashville, TN 37230-5156

For Overnight Mail:

Symetra Life Insurance Company
100 Centerview Drive, Suite 100
Nashville, TN 37214-3439

By Phone:

1-800-796-3872

On the Internet:

http://www.symetra.com
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                  Supplement to Symetra Deferred Variable Annuity
                      Statement of Additional Information
                       dated May 1, 1998 as supplemented

                       Supplement dated September 8, 2011


Effective Septmeber 14, 2011, for a copy of the prospectus please call 1-800-796-3872, or write to us at the Symetra Life Insurance Company, PO Box 305156, Nashville, TN 37230-5156.